Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 116.2	$ 45.5
Domestic Tax Authority | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	37.9	35.5
State and Local Jurisdiction | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 37.8	$ 35.4